Organization	12 Months Ended
Dec. 31, 2015
Organization [Abstract]
ORGANIZATION

NOTE 1 – ORGANIZATION

China Networks International Holdings, Ltd. (“CNIH” or the “Company”) was incorporated in Delaware on August 16, 2006 as Alyst Acquisition Corp. (“Alyst”) in order to serve as a vehicle for the acquisition of an operating business in any industry, with a focus on the telecommunications industry, through a merger, capital stock exchange, asset acquisition or other similar business combination. Alyst’s initial shareholders purchased 1,750,000 shares of common stock, par value $0.0001 per share (“Common Stock”), in a private placement. On July 5, 2007, Alyst consummated its initial public offering (“IPO”) of 8,044,400 of its units (“Units”). Each Unit consisted of one share of Common Stock and one warrant to purchase one share of Common Stock at an exercise price of $5.00 per share. Simultaneously with the consummation of the IPO, Alyst consummated a private placement of 1,820,000 warrants, each warrant entitled upon exercise to one share of Common Stock at an exercise prices of $5.00 per share.

On June 24, 2009, Alyst announced that Alyst's stockholders approved its proposed redomestication to the British Virgin Islands (“BVI”) and its proposed business combination with China Networks Media, Ltd., a British Virgin Islands company (“China Networks”). Alyst redomesticated to the British Virgin Islands through a merger with its wholly-owned subsidiary, CNIH, effective June 24, 2009, with CNIH as the surviving entity. With effect from June 26, 2009, the business combination among Alyst, CNIH, China Networks and its shareholders, was approved by regulators in the BVI and, thereafter, was consummated on June 29, 2009.

Upon consummation of the Business Combination, CNIH had outstanding 12,927,888 ordinary shares, par value $0.0001 per share, 9,864,400 warrants, and an IPO Underwriters’ Purchase Option for 300,000 units, each unit containing one ordinary share and one warrant. As the result of consummation of the business combination, China Networks’ common and preferred shares were converted automatically into 9,422,760 CNIH common shares; therefore China Networks shareholders own approximately 73% of voting equity interests of CNIH. The business combination is considered a reverse acquisition with China Networks as the accounting acquirer. As such, the historical financial information presented herein prior to June 29, 2009 relates to the financial position and results of operations of China Networks. Through the business combination, China Networks acquired from Alyst net assets with a fair value of $1,566,492, in which $1,449,122 are in cash.

China Networks was formed to provide broadcast television advertising services in the People’s Republic of China (PRC) operating via joint venture partnerships with PRC state-owned television broadcasters (PRC TV Stations). The Company commenced operations on October 1, 2008. Activity through September 30, 2008 related to the Company’s formation, private placement offering, establishment of joint ventures and contractual relationships in the PRC, and business combination with Alyst. The Company has selected December 31 as its fiscal year end.

The Company does not directly or indirectly have an equity interest in Beijing Guangwang Hetong Advertising & Media Co., Ltd., (Hetong), however Advertising Networks Ltd., (ANT), a limited liability company incorporated in Hong Kong on November 21, 2007, is a wholly owned subsidiary of China Networks, has entered into a series of contractual arrangements with Hetong and its shareholders. As a result of the following contractual arrangements, the Company controls and is considered the primary beneficiary of Hetong. These arrangements include the following:

●	The stockholders of Hetong have jointly granted ANT an exclusive and irrevocable option to purchase all or part of their equity interests in Hetong at any time, and this option may only be terminated by mutual consent or at the direction of ANT.

●	Without ANT’s consent, the stockholders of Hetong may not (i) transfer or pledge their equity interests in Hetong, (ii) receive any dividends, loan interest or other benefits from Hetong, or (iii) make any material adjustment or change to Hetong’s business or operations.

●	The stockholders of Hetong agreed to (i) accept the policies and guidelines furnished by ANT with respect to the hiring and dismissal of employees, or the operational management and financial system of Hetong, and (ii) appoint the candidates recommended by ANT as directors of Hetong.

●	Each stockholder of Hetong has appointed ANT’s designee as their attorneys-in-fact to exercise all its voting rights as stockholders of Hetong, until 2037.

Each stockholder of Hetong has pledged all of its respective equity interests in Hetong to Guangwang Tonghe Technology Consulting (Beijing) Co. Ltd., (WFOE), a wholly-owned subsidiary of ANT in the PRC, to secure the payment obligations of Hetong under certain contractual arrangements between Hetong and WFOE. This pledge is effective until the later of the (i) date on which the last surviving of the Exclusive Service Agreements, the Loan Agreement and the Equity Option Agreement terminates and (ii) date on which all outstanding secured obligations are paid in full or otherwise satisfied. Each of these agreements are subject to customary termination provisions; however, the WFOE may terminate the Exclusive Services Agreement at any time upon 30 days’ notice to Hetong.

The accompanying financial statements include the accounts of CNIH, China Networks and its wholly owned subsidiary Advertising Networks Ltd. (“ANT”) and Guangwang Tonghe Technology Consulting (Beijing) Co. Ltd. (WFOE). ANT’s accounts include the accounts of its joint-ventures with the PRC TV Station, Shanxi Yellow River and Advertising Networks Cartoon Technology Co., Ltd (“Taiyuan JV”), as a result of ANT’s effective control of these entities through the composition of the board of directors. As a result of contractual arrangements with Beijing Guangwang Hetong Advertising and Media Co., Ltd. (“Hetong”) and its shareholders, the Company (through ANT) controls and is considered the primary beneficiary of Hetong, and, accordingly, consolidates the accounts of Hetong in its financial statements.

Hetong is a variable interest entity (VIE) as defined by under FASB ASC 810.

Below is the condensed consolidated financial information of Hetong. All significant intercompany accounts, transactions and cash flows are eliminated on consolidation.

BEIJING GUANGWANG HETONG ADVERTISING AND MEDIA CO., LTD.

CONDENSED CONSOLIDATED BALANCE SHEETS

	December 31, 2015	December 31, 2014
ASSETS
Total Current Assets	$4,225,226	$4,514,107
Total Assets	$4,225,226	$4,514,107

LIABILITIES AND STOCKHOLDERS' EQUITY
Total Current Liabilities	$2,445,076	$2,597,621
Total Liabilities	2,445,076	2,597,621

Total Equity	1,780,150	1,916,486
Total Liabilities and Stockholders' Equity	$4,225,226	$4,514,107

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

	For the year ended December 31, 2015	For the year ended December 31, 2014
OPERATING EXPENSES
General and administrative expense	$26,585	$61,929
	26,585	61,929
LOSS FROM OPERATIONS	(26,585)	(61,929)
OTHER INCOME/(EXPENSE)
Interest income	41	194
	(26,544)	(61,735)
INCOME TAX	-	-
NET LOSS	$(26,544)	$(61,735)

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the year ended December 31, 2015	For the year ended December 31, 2014
Net cash generated from/(used in) operating activities	$151,836	(40,568)
Effect of foreign exchange rate changes	(184,847)	(11,776)
CASH - BEGINNING OF PERIOD	99,711	152,055
CASH - END OF PERIOD	$66,700	99,711

Establishment of Joint Ventures between ANT and the PRC TV Stations

Establishment of Joint Ventures. In 2008, China Networks established certain equity joint ventures with the state owned PRC TV Stations through its Hong Kong wholly-owned subsidiary, ANT. ANT established the equity joint venture Taiyuan JV with China Yellow River TV Station (“YR TV Station”) in Shanxi Province in June 2008; and established an equity joint venture Kunming JV with Kunming TV Station in Yunnan Province in July 2008 (Taiyuan JV and Kunming JV are collectively referred to as the “JV Tech Cos”, and YR TV Station and Kunming TV Station are collectively referred to as the “PRC TV Stations”). ANT holds 50% equity interest in the Kunming JV and Taiyuan JV, respectively, and Kunming TV Station and YR TV Station own the remaining 50% of the respective JV Tech Cos. Under the terms of the Kunming JV agreement, Kunming TV Station will contribute certain assets and contractual rights (see Exclusive cooperation agreement below) with a fair value of RMB150 million (approximately $21,900,000) and ANT will contribute an equal amount in cash. Kunming TV Station and ANT have contributed 100% and 50%, respectively, of their obligations under this agreement at both December 31, 2009 and December 31, 2008. ANT is required to contribute the outstanding amount in twelve months after the establishment of Kunming JV. ANT has entered into a supplemental agreement with Kunming TV Station to extend the payment schedule of the outstanding cash contribution until April 30, 2010. ANT has contributed 100% of its obligation under this supplemental agreement before April 30, 2010. Under the terms of the Taiyuan JV agreement, YR TV Station will contribute certain assets and contractual rights (see Exclusive cooperation agreement below) with a fair value of RMB45 million (approximately $6,600,000) and ANT will contribute an equal amount in cash. YR TV Station and ANT have contributed 100% before December 31, 2009. The Company subsequently disposed its interest in Kunming JV to Kunming TV station on December 14, 2010 (see paragraph “Disposal of Kunming JV and Kunming Ad Co.” below).

Exclusive Cooperation Agreement.    Pursuant to the Exclusive Cooperation Agreement between the JV Tech Cos and the PRC TV Stations, the PRC TV Stations have exclusively and irrevocably granted to the JV Tech Cos the right to carry out advertising operations on its channels, and to provide to the JV Tech Cos all necessary and relevant support, as well as most-favored terms for the conduct of the advertising business. The PRC TV Stations share their resources with the JV Tech Cos, including, but not limited to, all client information (e.g. databases). Under the terms of this agreement, the PRC TV Stations will not engage any other party in any similar agreements. As such, the JV Tech Co’s has the exclusive right to carry out advertising business on PRC TV Stations’ channels.

Kunming JV and Kunming TV Station entered into such Exclusive Cooperation Agreement on August 6, 2008, while Taiyuan JV and YR TV Station entered such Exclusive Cooperation agreement on July 17, 2008.

Establishment of Trustee Company. In August 2008, Hetong, the trustee company, established two domestic advertising companies with Kunming TV Station and YR TV Station, under the respective name of Kunming Taishi Advertising Co., Ltd. (“Kunming Ad Co.”) and Taiyuan Guangwang Hetong Advertising Co., Ltd. (“Taiyuan Ad Co.”) (Kunming Ad Co. and Taiyuan Ad Co. are collectively referred to as the “JV Ad Cos”). Hetong is 100% owned by two PRC nationals, who are the trustees.

In order to comply with current PRC laws limiting foreign ownership in the television advertising industry, China Networks’ operations are conducted through direct ownership of ANT and through contractual arrangements with Hetong. China Networks does not have an equity interest in Hetong, but instead derives indirect economic benefits from Hetong through a series of contractual arrangements. Through these arrangements, ANT controls Hetong, which in turn owns 50% of Kunming Ad Cos, and 50% of Taiyuan Ad Co. established with PRC TV Stations. The JV Tech Cos collect the television advertising revenue earned by the JV Ad Cos pursuant to an Exclusive Services Agreement, using assets transferred from PRC TV Stations to the JV Tech Cos pursuant to an Asset Transfer Agreement.

Asset Transfer Agreements. Kunming TV Station and Kunming JV entered into an Asset Transfer Agreement on August 11, 2008, under which Kunming TV Station will transfer certain of its assets and contractual rights to Kunming JV, valued at RMB150 million, and Kunming JV will pay the same to Kunming TV Station. YR TV Station and Shanxi Yellow River and Advertising Networks Cartoon Technology Co., Ltd. (“Taiyuan JV”) also entered into such Asset Transfer Agreement on July 17, 2008, under which YR TV Station will transfer certain of its asset and contractual rights, valued at RMB45 million, to Taiyuan JV, and the same consideration will be paid by Taiyuan JV. All governmental, statutory and other approvals required for the transfer of these assets were obtained as of the date of the first transfer in August 2008. Taiyuan JV paid YR TV Station RMB45 million (approximately $6.6 million) under this agreement before December 31, 2009. Kunming JV paid RMB85 million (approximately $12.4 million) to Kunming TV Station before December 31, 2009 and the remaining RMB 65 million (approximately $9.7 million) within 2010 under the Kunming Asset Transfer Agreement.

Exclusive Services Agreement.    Pursuant to the Exclusive Services Agreement between the JV Tech Cos and the JV Ad Cos, the JV Tech Cos will be the sole and exclusive provider of services to JV Ad Cos relating to technical support for the production of advertising and advertising consulting. In addition, the JV Ad Cos will be the sole and exclusive advertising agent to the JV Tech Cos and will grant to the JV Ad Cos agency rights for all advertising under the exclusive right to carry out advertising operations, granted by the corresponding PRC TV Stations to the JV Tech Cos in accordance with the Exclusive Cooperation Agreement. Under the terms of the Exclusive Services Agreement, the JV Ad Cos will pay the service fee to the JV Tech Cos as accrued, in accordance with the JV Tech Cos’ regular invoices. As such, all of the JV Ad Cos’ pre-tax revenue (less the relevant business tax) generated during the term of this agreement and relating to the marketing of advertising and other operations will be transferred to the JV Tech Cos as the service fee.

Kunming JV and Kunming Ad Co. entered into an Exclusive Services Agreement on August 6, 2008, while Taiyuan JV and Taiyuan Ad Co. entered into an Exclusive Services Agreement on July 17, 2008.

ASC 810 “Consolidation” addresses financial reporting for entities over which control is achieved through a means other than voting rights. In accordance with the requirements of ASC 810, China Networks has evaluated its relationships with the JV Ad Cos. The JV Ad Cos are considered variable interest entities (‘‘VIEs’’) as defined by ASC 810. Through contractual arrangements with JV Ad Cos through Hetong, China Networks is considered the primary beneficiary of the JV Ad Cos as China Networks absorbs a majority of the risk and rewards of those entities. As such, China Networks consolidates the financial statements of the JV Ad Cos pursuant to ASC 810 as of the date their formation as described above.

Disposal of Kunming JV and Kunming Ad Co. Due to the Company's strategic plan on the restructuring and integration of Kunming assets, on September 1, 2010, CNIH entered into two agreements with its joint venture partner, Kunming TV Station, on the sale of the Company's assets in Kunming JV and Kunming Ad Co., which are located in Yunnan Province in the PRC, with a total consideration of $22.6 million (RMB150 million) and $0.1 million (RMB 0.7 million), respectively. On December 14, 2010, Kunming JV and Kunming Ad Co. were sold back to the Kunming TV Station. The disposition was completed on December 15, 2010. $19.9 million of the proceeds was received for the year end December 31, 2011; $1.6 million was received subsequent to December 2011. All remaining was received by the end of December 2013. The proceeds of the sale of the Company's Kunming assets have been used to deliver an early repayment to holders of the Company's $11 million senior secured convertible debentures.

Termination of Business Contract with YR TV Station. Due to the TV broadcasting internal restructuring of Shanxi Province in the PRC, YR TV station had merged with Shanxi Broadcasting Group since January 2011, YR TV Station has since then unilaterally terminated the Taiyuan JV agreement with ANT (see paragraph “Establishment of Joint Ventures” and “Exclusive Services Agreement” above). The Company had filed an arbitration to China International Economic and Trade Arbitration Commission (“CIETAC”) to claim YR TV Station the amount of approximately RMB54 million (approximately $8,571,000) on October 9, 2011. The claim was amended in April 2012 to raise the damage sought to RMB 81,417,196 (approximately $12,900,000).

After the conclusion of several hearings, CIETAC repeatedly postponed the date on which to issue an arbitral award. For strategic reasons, ANT submitted an arbitration withdrawal application to CIETAC on February 17, 2013 and received a Withdrawal Decision on March 18, 2013. The Company is working on other channels to recover the above amount and up to the date of report is still in progress. There's no initial agreement been signed with YR TV Station.

In connection with the termination of the cooperation agreement and the transfer of the advertising business, Shanxi TV has also taken, as its own, the RMB 45,000,000 of registered capital contributed by the Company to the Yellow River JV. While the Company acknowledges the right of the PRC government to change policies and rules with respect to agreements with state-owned entities, such as Shanxi TV, however the Company believes that the return of the RMB 45,000,000 contributed to the Yellow River JV by the Company must be returned to the Company. The Company has attempted, in good faith, to negotiate a settlement with respect to the funds, however, to date Shanxi TV has refused to return the funds to the Company or enter into any settlement agreement.

Accordingly, all the assets and liabilities as affected by the arbitration were grouped together under heading “Receivables from YR TV Station” in note 4 and “Payables to YR TV Station” in note 7.

Going Concern. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business. However, the Company did not generate any revenue during the three-year period ended December 31, 2015 and had net cash used in operating activities for each of those years, which have had a significant adverse impact on its business and continue to negatively impact its projected future liquidity. The Company’s ability to continue as a going concern is dependent on many factors, including, among other things, the outcome of the YR TV Station litigation as described above, and sourcing new stream of revenue and operations. The Company also plans to settle the accrued dividend by issuance of pay-in-kind shares to preferred shareholders. The Company expects that it will need to raise substantial additional capital to accomplish its business plan over the next several years. In addition, the Company may wish to selectively pursue possible acquisitions of businesses complementary to those of the Company in the future in order to expand its presence in the marketplace and achieve operating efficiencies. The Company expects to seek to obtain additional funding through a bank credit facility or private equity. There can be no assurance as to the availability or terms upon which such financing and capital might be available. If the Company is successful in enforcing the arbitral awards and receiving all of the RMB 90 million (approximately $13,859,800) from Shanxi TV, a portion of the funds will be used to redeem all or a portion of the Class A Preferred Shares that remain outstanding at such time.